Income Tax (Movements in Deferred Tax Assets and Liabilities) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	¥ 119,075	¥ 119,307
(Charged)/deducted to profit or loss	31,757	(232)
Balance at 31 December	150,832	119,075
Deferred tax assets [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	122,924	124,394
(Charged)/deducted to profit or loss	35,458	(1,470)
Balance at 31 December	158,382	122,924
Deferred tax assets [member] | Impairment for bad and doubtful debts and provision for inventories [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	39,606	24,507
(Charged)/deducted to profit or loss	(705)	15,099
Balance at 31 December	38,901	39,606
Deferred tax assets [member] | Provision for impairment losses in fixed assets and construction in progress [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	219,610	202,988
(Charged)/deducted to profit or loss	(11,978)	16,622
Balance at 31 December	207,632	219,610
Deferred tax assets [member] | Difference in depreciation [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	(145,709)	(115,495)
(Charged)/deducted to profit or loss	(33,091)	(30,214)
Balance at 31 December	(178,800)	(145,709)
Deferred tax assets [member] | Share-based payments [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	0	3,816
(Charged)/deducted to profit or loss		(3,816)
Balance at 31 December		0
Deferred tax assets [member] | Others [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	9,417	8,578
(Charged)/deducted to profit or loss	81,232	839
Balance at 31 December	90,649	9,417
Deferred tax liabilities [member] | Gains of financial assets at fair value [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	0
(Charged)/deducted to profit or loss	(4,604)
Balance at 31 December	(4,604)	0
Deferred tax liabilities [member] | Capitalization of borrowing costs and others [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	(3,849)	(5,087)
(Charged)/deducted to profit or loss	903	1,238
Balance at 31 December	¥ (2,946)	¥ (3,849)